PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	March 31,	December 31,
	2022	2021
	(unaudited)
Website	$107,927	$107,927
Computer equipment and purchased software	84,588	84,588
Equipment	35,449	35,449
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	340,083	340,083
Accumulated depreciation	(312,014)	(307,302)
Total property and equipment, net	$28,069	$32,781

	2021	2020
Website	$107,927	$105,376
Computer equipment and purchased software	84,588	84,589
Equipment	35,449	35,449
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	340,083	337,533
Accumulated depreciation	(307,302)	(261,944)
Total property and equipment, net	$32,781	$75,589